Withholding Tax Receivable (Details) $ in Millions			6 Months Ended
	Jul. 12, 2023 USD ($)	Jul. 12, 2023 THB (฿)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 THB (฿)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Withholding Tax Receivable [Abstract]
Tax refund	$ 0.5	฿ 959,514	$ 1.6	฿ 107,574
Total tax refund	0.8	฿ 188,153	1.0	฿ 312,291
Wrote off	$ 0.3		0.6
Withholding taxes receivable			$ 0.1		$ 0.3
Allowance balance					$ 1.2	$ 0.9